Transactions and Balances with Related Parties (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of transactions with related parties [Abstract]
Payroll and related expenses to related parties employed by the Company	[1]	$ 1,784	$ 1,241	$ 629
Compensation to directors	[2]	837	733	1,115
Directors’ and Officers’ insurance		846	788	405
Consultant services	[3]	218		208
Interest and discount amortizations of loans from Jeffs’ Brands related parties	[4]	42	172
Finance expense on Screenz payable balance (see note 4D)		212	169
Compensation to member of senior management of Gix Internet	[5]	34
Eventer sales and marketing expenses to Keshet (see note 4D)		165	279
Eventer revenues from related parties			23
Eventer general and administrative expenses to Screenz		$ 41	$ 13

[1]	Includes granted options benefit in the aggregated amount of USD 263 thousand, USD 583 thousand and USD 189 thousand for the years ended December 31, 2022, 2021 and 2020, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see note 14c.
[2]	Includes granted options benefit in the aggregated amount of USD 81 thousand, USD 195 thousand and USD 734 thousand for the years ended December 31, 2022, 2021 and 2020, respectively and provision and payments of bonus of approximately USD 77 thousand and USD 86 thousand, for each of the years ended December 31, 2022, and 2021, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see note 14c.
[3]	Kfir Zilbrman is a related party of Jeff Brands, see note 17(4)C.
[4]	Julia Gerasimova, and Victor Hakmon are related parties of Jeffs’ Brands, see note 4E.
[5]	Cortex CTO is a related party of Gix Internet.